UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	July 31, 2008

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  152

Form 13F Information Table Value Total: $3,872,551

List of Other Included Managers:  None


VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Trust III	            PFD CV 6.75%      00808N202	  1,158    24,000 	Sole		  24,000
Babcock & Brown Air Ltd	    SPONSORED ADR     05614P101	" 1,913 "  191,700 "	Sole		"191,700"
CA Inc	                    COM	              12673P105	    633    27,402 "	Sole		"27,402"
Citadel Broadcasting	    COM	              17285T106	" 1,342 "  1,100,000 "	Sole		"1,100,000"
COMSYS IT Partners	    COM	              20581E104	    930    102,000 "	Sole		"102,000"
Durect Corporation	    COM	              266605104	" 17,493   4,766,501 "	Sole		"4,766,501"
Emmis Communications Corp   PFD CV SER A      291525202	" 15,298 " 589,753 "	Sole		"589,753"
Ford Trust	            PFD TR CV6.5%     345395206	" 33,338 " 1,204,413 "	Sole		"1,204,413"
Lehman Brothers Holdings    7.25%CONV SR P    52523J453	" 90,717 " 113,320 "	Sole		"113,320"
Mirant (Series A)          *W EXP 01/03/201   60467R118	" 4,702 "  259,900 "	Sole		"259,900"
Mirant (Series B) 	   *W EXP 01/03/201   60467R126	"  1,249 " 65,200 "	Sole		"65,200"
New York Community Bancorp BONUSES	      64944P307	 246 	   5,188 "	Sole		"5,188"
"Radio One, Inc"	   CL D NON VTG	      75040P405	 503 	   390,118 "	Sole		"390,118"
Sirius Satellite Radio Inc COM	              82966U103	 816 	   425,000 "	Sole		"425,000"
"Six Flags, Inc"	   PIERS 	      83001P505	" 15,484 " 1,596,283 "	Sole		"1,596,283"
Wachovia Corporation	   CONV7.5%PFD CL A   929903219	" 7,072 "  8,000 "	Sole		"8,000"
"Washington Mutual, Inc"   CONV7.75%SER R     939322814	" 48,723 " 82,860 "	Sole		"82,860"
"ADC Telecommunications,   NOTE 3.500% 7/1    000886AE1	" 1,502 " 1,500,000 "	Sole
AMR Corporation	           NOTE 4.500% 2/1    001765BB1	" 8,278 "" 11,000,000 "	Sole
ASM International	   NOTE 4.250%12/0    00207DAG7	" 1,459 "" 1,000,000 "	Sole
Advanced Micro Devices	   NOTE 6.000% 5/0    007903AL1	" 10,793 " 17,000,000 "	Sole
"Allergan, Inc"	           NOTE 1.500% 4/0    018490AL6	" 127,166" 120,228,000 "Sole
Johnson & Johnson	   SDCV 7/2	      02261WAB5	" 146,919" 163,552,000 "Sole
Amazon.com	           NOTE 4.750% 2/0    023135AF3	" 26,741 " 24,996,000 "	Sole
American Equity Investment NOTE 5.250%12/0    025676AE7	" 29,030 " 31,945,000 "	Sole
"American Medical Systems  NOTE 3.250% 7/0    02744MAA6	" 12,620 " 12,977,000 "	Sole
Amgen Inc	           NOTE 0.375% 2/0    031162AQ3	" 19,632 " 22,630,000 "	Sole
Archer-Daniels-Midland Co  NOTE 0.875% 2/1    039483AW2	" 125,714 "125,400,000 "Sole
Arris Group Inc.	   NOTE 2.000%11/1    04269QAC4	" 9,771 "" 11,633,000 "	Sole
"ArvinMeritor, Inc"	   NOTE 4.625% 3/0    043353AF8	" 11,886 " 14,100,000 "	Sole
Barnes Group Inc	   NOTE 3.375% 3/1    067806AD1	" 10,378 " 9,750,000 "	Sole
Beazer Homes USA	   NOTE 4.625% 6/1    07556QAL9	" 4,118 "" 5,400,000 "	Sole
"Beckman Coulter, Inc."	   NOTE 2.500%12/1    075811AD1	" 30,414 " 27,555,000 "	Sole
Best Buy Co.	           SDCV 2.250% 1/1    086516AF8	" 76,435 " 73,140,000 "	Sole
Borland Software Corp	   NOTE 2.750% 2/1    099849AB7	" 13,174 " 18,600,000 "	Sole
Cadence Design Systems 	   NOTE 1.375%12/1    127387AD0	 426 	 " 490,000 "	Sole
CapitalSource Inc	   NOTE 7.250% 7/     14055XAG7	" 49,450 " 61,125,000 "	Sole
Carnival Corporation	   DBCV 2.000% 4/1    143658AN2	" 135,248" 132,078,000 "Sole
"Carrizo Oil & Gas, Inc    NOTE 4.375% 6/0    144577AA1	" 13,644 " 13,200,000 "	Sole
"Cell Therapeutic, Inc"	   NOTE 4.000% 7/0    150934AF4	" 7,875 "" 25,403,000 "	Sole
"Ceradyne, Inc"	           NOTE 2.875%12/1    156710AA3	" 6,113 "" 6,500,000 "	Sole
Charter Communications	   NOTE 6.500%10/0    16117MAF4	" 2,112 "" 4,200,000 "	Sole
Chemed Corporation	   NOTE 1.875% 5/1    16359RAC7	" 4,235 "" 5,600,000 "	Sole
CA Inc	                   NOTE 1.625%12/1    204912AQ2	" 112,656" 90,760,000 "	Sole
Conceptus Inc	           NOTE 2.250% 2/1    206016AA5	" 9,450 "" 10,300,000 "	Sole
Conexant Systems	   NOTE 4.000% 3/0    207142AH3	" 9,062 "" 11,963,000 "	Sole
CONMED	                   NOTE 2.500%11/1    207410AD3	" 8,145 "" 8,500,000 "	Sole
Continental Airlines	   NOTE 5.000% 6/1    210795PJ3	" 15,688 " 20,000,000 "	Sole
Diodes Incorporated	   NOTE 2.250%10/0    254543AA9	" 11,746 " 11,912,000 "	Sole
"Dixie Group, Inc"	   SDCV 7.000% 5/1    255519AA8	 214 	   224,000 "	Sole
Dominion Resources Inc	   NOTE 2.125%12/1    25746UAT6	" 9,937 "" 7,600,000 "	Sole
EMC Corp A	           NOTE 1.750%12/0    268648AK8	" 113,628" 99,260,000 "	Sole
EPIX Pharmaceuticals Inc   NOTE 3.000% 6/1    26881QAB7	" 2,336 "" 3,830,000 "	Sole
Eastman Kodak	           NOTE 3.375%10/1    277461BE8	" 47,892 " 50,830,000 "	Sole
"Empire Resorts, Inc"	   NOTE 8.000% 7/3    292052AB3	" 3,406 "" 5,200,000 "	Sole
"Encore Capital Group,     NOTE 3.375% 9/1    292554AB8	" 8,892 "" 11,700,000 "	Sole
Endeavor Intl Corp	   NOTE 6.000% 1/1    29257MAB6	" 19,689 " 22,247,000 "	Sole
EnerSys	                   NOTE 3.375% 6/0    29275YAA0	" 11,120 " 10,000,000 "	Sole
"EnPro Industries, Inc"	   DBCV 3.937%10/1    29355XAB3	" 21,877 " 16,510,000 "	Sole
"Enzon Pharmaceuticals,    NOTE 4.000% 6/0    293904AE8	" 4,513 "" 5,000,000 "	Sole
Epicor Software Corp	   NOTE 2.375% 5/1    29426LAA6	" 6,987 "" 10,071,000 "	Sole
FEI Company	           NOTE 2.875% 6/0    30241LAF6	" 6,671 "" 6,500,000 "	Sole
FiberTower Corp	           NOTE 9.000%11/1    31567RAC4	" 39,856 " 53,860,000 "	Sole
Thermo Fisher Scientific   NOTE 3.250% 3/0    338032AX3	" 42,135 " 27,810,000 "	Sole
"Five Star Quality Care,   NOTE 3.750%10/1    33832DAB2	" 11,482 " 16,750,000 "	Sole
Ford Motor Co	           NOTE 4.250%12/1    345370CF5	" 13,074 " 18,100,000 "	Sole
General Motors	           DEB SR CV C 33     370442717	 259 	 " 19,500 "	Sole
General Motors	           DEB SR CONV B      370442733	" 15,933 " 1,163,000 "	Sole
Genzyme Corp	           NOTE 1.250%12/0    372917AN4	" 140,773" 127,040,000 "Sole
"Gilead Sciences, Inc"	   NOTE 0.500% 5/0    375558AG8	 690 	 " 480,000 "	Sole
"Gilead Sciences, Inc"	   NOTE 0.625% 5/0    375558AH6	 200 	 " 135,000 "	Sole
Global Crossing Ltd	   NOTE 5.000% 5/1    37932JAA1	" 21,718 " 22,100,000 "	Sole
"Global Industries, Ltd"   DBCV 2.750% 8/0    379336AE0	" 9,221 "" 11,700,000 "	Sole
The Greenbrier Companies   NOTE 2.375% 5/1    393657AD3	" 10,416 " 14,000,000 "	Sole
Headwaters Incorporated	   NOTE 2.500% 2/0    42210PAD4	" 12,215 " 17,450,000 "	Sole
"Hercules Offshore, Inc"   NOTE 3.375% 6/0    427093AA7	" 8,909 "" 8,500,000 "	Sole
Intel Corp	           SDCV 2.950%12/1    458140AD2	" 104,431" 107,120,000 "Sole
International Game Tech    DBCV 2.600%12/1    459902AP7	" 11,763 " 12,190,000 "	Sole
Interpublic Group	   NOTE 4.750% 3/1    460690BE9	" 20,449 " 20,010,000 "	Sole
ION Media Networks	   NOTE 11.000% 7/3   46205AAB9	" 4,529 "" 16,032,843 "	Sole
Jazz Technologies Inc	   NOTE 8.000%12/3    47214EAA0	" 13,470 " 20,255,000 "	Sole
JetBlue Airways Corp	   DBCV 3.750% 3/1    477143AC5	" 4,744 "" 7,500,000 "	Sole
KEMET Corp	           NOTE 2.250%11/1    488360AB4	" 9,184 "" 14,450,000 "	Sole
Kendle International Inc   NOTE 3.375% 7/1    48880LAA5	" 13,773 " 13,450,000 "	Sole
L-3 Communications Holding DEBT 3.000% 8/0    502413AW7	" 9,888 "" 9,000,000 "	Sole
Lamar Advertising	   NOTE 2.875%12/3    512815AH4	" 9,721 "" 9,800,000 "	Sole
Level 3 Comm	           NOTE 2.875% 7/1    52729NBA7	" 2,581 "" 3,000,000 "	Sole
Level 3 Comm	           NOTE 10.000% 5/0   52729NBE9	" 9,661 "" 9,100,000 "	Sole
Level 3 Comm	           NOTE 5.250%12/1    52729NBF6	" 3,681 "" 4,000,000 "	Sole
Level 3 Comm	           NOTE 3.500% 6/1    52729NBK5	" 31,910 " 39,120,000 "	Sole
Liberty Media	           DEB 3.500% 1/1     530715AN1	" 58,034 " 120,054,000 "Sole
Liberty Media	           DEB 3.250% 3/1     530715AR2	" 7,149 "" 11,110,000 "	Sole
Liberty Media	           DEB 3.125% 3/3     530718AF2	" 125,398" 119,820,000 "Sole
"Lifetime Brands, Inc"	   NOTE 4.750% 7/1    53222QAB9	" 6,040 "" 8,000,000 "	Sole
Linear Technology Corp	   NOTE 3.000% 5/0    535678AC0	 210 	   220,000 "	Sole
Lions Gate Entertainment   NOTE 3.625% 3/1    535919AG9	" 11,653 " 11,800,000 "	Sole
Live Nation Inc	           NOTE 2.875% 7/1    538034AB5	" 8,296 "" 11,500,000 "	Sole
Lockheed Martin (Float)	   DBCV 8/1	      539830AP4	" 30,157 " 22,150,000 "	Sole
McMoRan Exploration	   NOTE 5.250%10/0    582411AE4	" 26,530 " 15,784,000 "	Sole
"Medtronic, Inc"	NOTE 1.500% 4/1	      585055AL0	" 10,877 " 10,225,000 "	Sole
"Medtronic, Inc"	NOTE 1.625% 4/1	      585055AM8	" 106,451" 99,315,000 "	Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	      587200AF3	" 14,275 " 12,700,000 "	Sole
Merix Corp	        NOTE 4.000% 5/1	      590049AB8	" 8,309 "  14,838,000 "	Sole
Merrill Lynch	        NOTE 3/1	      590188W46	" 135,015  132,225,000 "Sole
Mesa Air Group	        NOTE 2.115% 2/1	      590479AD3	 413 	 " 3,000,000 "	Sole
"Micron Technology, Inc	NOTE 1.875% 6/0	      595112AH6	" 17,765 " 25,000,000 "	Sole
Millipore Corp	        NOTE 3.750% 6/0	      601073AD1	" 12,742 " 12,650,000 "	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	      60871RAA8	" 129,640" 106,959,000 "Sole
"Mylan, Inc"	        NOTE 1.250% 3/1	      628530AG2	" 42,868 " 51,180,000 "	Sole
Nash Finch Company	FRNT 1.631% 3/1	      631158AD4	" 3,729 "" 8,500,000 "	Sole
National City Corp	NOTE 4.000% 2/0	      635405AW3	" 20,376 " 25,000,000 "	Sole
"Network Equipment Tech NOTE 3.750%12/1	      641208AC7	" 7,624  " 12,000,000 "	Sole
Nortel Networks Corp	NOTE 2.125% 4/1	      656568AE2	 681 	"  1,000,000 "	Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	      681904AL2	 906 	 " 1,200,000 "	Sole
Omnicom Group	        NOTE 7/3	      681919AM8	 211 	 " 210,000 "	Sole
Omnicom Group	        NOTE 7/0	      681919AT3	" 144,966" 139,525,000 "Sole
ON Semiconductor Corp	NOTE 2.625%12/1	      682189AG0	" 13,515 " 12,300,000 "	Sole
Oscient Pharmaceutical 	NOTE 3.500% 4/1	      68812RAC9	" 7,269 "" 18,881,000 "	Sole
"Pier 1 Imports, Inc"	NOTE 6.375% 2/1	      720279AH1	" 28,888 " 37,481,000 "	Sole
Pixelworks	        SDCV 1.750% 5/1	      72581MAB3	" 3,525 "" 5,000,000 "	Sole
"Powerwave Technologies	SDCV 3.875%10/0	      739363AF6	" 10,674 " 14,000,000 "	Sole
Prudential Financial	FRNT 12/1	      744320AG7	" 12,483 " 12,770,000 "	Sole
Quantum Corp	        NOTE 4.375% 8/0	      747906AE5	" 9,484 "" 11,665,000 "	Sole
RPM International	NOTE 5/1	      749685AK9	" 101,767" 181,792,000 "Sole
RadiSys Corporation	NOTE 2.750% 2/1	      750459AE9	" 8,761 "" 9,000,000 "	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	      767754BU7	" 5,528 "" 6,030,000 "	Sole
"Pharmanet Dev Group	NOTE 2.250% 8/1	      784121AB1	" 2,225 "" 2,500,000 "	Sole
Safeguard Scientifics	DBCV 2.625% 3/1	      786449AG3	" 1,620 "" 2,050,000 "	Sole
"SAVVIS, Inc"	        NOTE 3.000% 5/1	      805423AA8	" 1,498 "" 2,000,000 "	Sole
"School Specialty, Inc"	SDCV 3.750%11/3	      807863AL9	" 9,991 "" 11,500,000 "	Sole
Sirius Satellite Radio  NOTE 3.250%10/1	      82966UAD5	" 17,534 " 22,000,000 "	Sole
"Spartan Stores, Inc"	NOTE 3.375% 5/1	      846822AE4	" 12,233 " 14,000,000 "	Sole
"Stewart Enterprises, 	NOTE 3.125% 7/1	      860370AH8	" 10,350 " 11,500,000 "	Sole
Symantec Corporation	NOTE 0.750% 6/1	      871503AD0	 391 	 " 340,000 "	Sole
"Symmetricom, Inc"	NOTE 3.250% 6/1	      871543AB0	" 12,416   13,760,000 "	Sole
"TJX Companies, Inc"	NOTE 2/1	      872540AL3	" 108,512  102,442,000 "Sole
Teva Pharm	        DBCV 0.500% 2/0	      88164RAA5	 679 	 " 555,000 "	Sole
Teva Pharm	        DBCV 0.250% 2/0	      88164RAB3	" 2,807 "  2,100,000 "	Sole
Teva Pharm	        NOTE 1.750% 2/0	      88165FAA0	" 2,186 "" 1,955,000 "	Sole
3M Co	                NOTE 11/2	      88579YAB7	" 91,629 " 107,958,000 "Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	      887319AC5	" 11,688 " 11,000,000 "	Sole
Transocean Inc        	NOTE 1.625%12/1	      893830AU3	" 146,588" 129,815,000 "Sole
Transocean Inc	        NOTE 1.500%12/1	      893830AV1	" 1,749 "" 1,550,000 "	Sole
Transocean Inc	        NOTE 1.500%12/1	      893830AW9	" 8,883 "" 7,800,000 "	Sole
"Trinity Industries	NOTE 3.875% 6/0	      896522AF6	" 13,320 " 13,800,000 "	Sole
"US Airways Group, 	NOTE 7.000% 9/3	      90341WAB4	" 11,725 " 17,925,000 "	Sole
Virgin Media Inc	NOTE 6.500% 11/15     92769LAA9	" 32,461 " 31,250,000 "	Sole
WCI Communities	        NOTE 4.000% 8/1	      92923CAK0	" 15,692 " 19,021,000 "	Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	      942683AC7	" 6,077 "" 6,330,000 "	Sole
"Xilinx, Inc"	        DBCV 3.125% 3/1	      983919AD3	 187 	 " 200,000 "	Sole
YRC Worldwide	        NOTE 5.000% 8/0	      985577AA3	" 39,986 " 45,750,000 "	Sole
YRC Worldwide	        NOTE 3.375%11/2	      985577AB1	" 50,594 " 67,110,000 "	Sole
			                             3,872,551